Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Here Group Limited and its subsidiaries (the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of operations and comprehensive income, of changes in shareholders’ equity and of cash flows for each of the three years in the period ended June 30, 2026, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.